SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 13: SHAREHOLDERS’ EQUITY

A. Ordinary shares:

The holders of ordinary shares are entitled to one vote per share, to dividends as decided by the Board, and in the event of the Company’s liquidation, to the surplus assets of the Company. The Company has the following ordinary shares reserved for future issuance:

	As of December 31,
	2025	2024
Ordinary shares	51,160,822	50,773,337
Outstanding share options and RSUs	2,653,964	3,164,395
Shares available for future grants under the 2021 plan	10,841,262	8,941,243
Shares available for future grants under the 2024 Foundation plan	14,498	15,000
Shares subject to the employee share purchase plan	1,048,635	1,156,437
Total	65,719,181	64,050,412

B. Founder’s share:

Upon the consummation of its Initial Public Offering (“IPO”) on June 10, 2021, the Company issued one of its Co-Founders and Co-CEO one founder share. (i) The founder share will provide the Co-CEO with certain veto rights over the approval of certain transactions, such as merger, consolidation, acquisition, issuance of equity securities or debt securities convertible into equity securities or other similar transactions, that would result in any person becoming the owner of 25% or more of the ordinary shares immediately following the consummation of such transaction, (ii) sale, assignment, conveyance, transfer, lease or other disposition, in one transaction or a series of related transactions, of all or substantially all of the Company’s assets to any person and (iii) change to the Company’s strategy, policies and/or business plan in connection with its Equal Impact Initiative.

The founder share is not tradable and has no rights other than those described above, including no dividends rights or voting rights. The founder share will automatically convert to a deferred share with no rights, upon the earlier of (i) a transfer, pledge or other disposition of the founder share, (ii) the termination of the Co-CEO’s employment with the Company, (iii) the death of the Co-CEO, (iv) the dilution of the shares and options held by him below a certain percentage.

C. Share-based compensation:

In 2024, the board of directors adopted the 2024 Foundation equity incentive plan for Foundation’s employees. The maximum aggregate number of shares that may be issued pursuant to the plan shall be up to 15,000 ordinary shares, which amount may be increased or reduced at the discretion of the board of directors.

In 2021, the board of directors adopted the 2021 equity incentive plan for employees, officers, directors, and consultants (the “2021 Plan”). Following the IPO, the Company ceased granting awards under its old plans and all shares that remained available for issuance under these plans were transferred to the 2021 Plan. The 2021 Plan provides for the grant of options to purchase ordinary shares and RSUs. Each option granted under the 2021 Plan expires no later than 10 years from the date of grant. The vesting period of the options and RSUs is generally four years. As of December 31, 2025, the number of ordinary shares reserved and available for grant and issuance pursuant to the 2021 Plan (the “Share Reserve”) was 10,841,262.

The Share Reserve will automatically increase on January 1 of each year during the term of the 2021 Plan, commencing on January 1 of the year following the year in which the 2021 Plan became effective, in an amount equal to 5% of the total number of shares of capital stock outstanding on December 31 of the preceding calendar year (hereafter: “ESOP evergreen”). In December 2023, the board approved to reduce the ESOP evergreen for 2024 by 778,500 shares.

Since January 1, 2022, the share reserve under the 2021 Plan has been automatically increased by an aggregate of 8,839,456 shares. Awards granted under the 2021 Plan generally vest over four years. Any award that is forfeited or canceled before expiration becomes available for future grants under the 2021 Plan.

Share option activity for the year ended December 31, 2025 is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual life	Aggregate Intrinsic Value

Outstanding — January 1, 2025 (*)	1,768,230	$62.90	6.04	$305,379
Granted (*)	42,897	$0.87
Exercised	(505,473)	$37.85
Expired and forfeited	(48,587)	$68.50
Outstanding — December 31, 2025	1,257,067	$70.64	5.17	$111,600
Exercisable — December 31, 2025(*)	1,108,563	$71.39	4.93	$98,545

(*) Includes 73,074 performance-based options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, 22,481 in 2024 and 20,217 in 2025, as applicable.

The aggregate intrinsic value was calculated as the difference between the exercise price of the share options and the fair value of the underlying common shares as of December 31, 2025 and 2024. The intrinsic value of options exercised in the years ended 2025, 2024, and 2023 was approximately $123,083, $265,405 and $112,799, respectively.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2025, 2024 and 2023 was $252.64, $217.99, and $86.26, respectively.

The following table summarizes the activity for the Company’s RSUs for the year ended December 31, 2025:

	Number of Units	Weighted-Average Fair Value
Balance at January 1, 2025	1,396,165	$177.72
Granted (*)	871,602	$258.17
Vested	(658,123)	$185.31
Canceled	(212,747)	$195.19
Balance at December 31, 2025 (*)	1,396,897	$221.68

(*) Includes 22,928 performance-based awards granted to the Company’s Co-CEOs in 2023, and 48,129 and 62,211 performance-based awards to the Company’s Co-CEOs and several executives in 2024 and 2025, respectively.

As of December 31, 2025, 2024 and 2023, there was $164,201, $137,265, and $96,112 of total unrecognized compensation cost related to unvested restricted share units, which is expected to be recognized over a weighted-average period of 1.77, 1.77 and 1.80 years, respectively.

Share-based compensation expense for the years ended December 31, 2025, 2024 and 2023, is as follows:

	Year ended December 31,
	2025	2024	2023
Cost of revenues	$8,561	$6,603	$6,307
Research and development	82,250	50,995	38,737
Sales and marketing	44,084	33,865	25,395
General and administrative	42,116	55,654	29,747
Share-based compensation, net of amounts capitalized	$177,011	$147,117	$100,186
Capitalized share-based compensation costs	1,814	1,144	1,997
Total share-based compensation	$178,825	$148,261	$102,183

As of December 31, 2025, 2024, and 2023, unamortized share-based compensation expense was $170,313, $146,335 and $118,311, respectively, which is expected to be recognized over weighted average periods of 1.77, 1.76 and 1.75 years, respectively.

D. Employee Share Purchase Plan

Immediately prior to the IPO, the Company adopted the 2021 ESPP. As of December 31, 2021, a total of 194,625 shares were reserved for issuance under the ESPP. In addition, on the first day of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031, the number of shares available for issuance under the ESPP will be increased by the lesser of 1% of the shares outstanding on the final day of the immediately preceding calendar year, as determined on a fully diluted basis, and such smaller number of shares as determined by the Company’s board of directors (hereafter: “ESPP evergreen”). In 2023, the board of directors approved to cancel the ESPP evergreen for 2024. According to the ESPP, eligible employees may use up to 15% of their salaries to purchase ordinary shares.

The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the beginning of each offering period or on the purchase date.

As of December 31, 2025, 304,269 ordinary shares had been purchased under the ESPP. The ESPP is compensatory and, as such, results in recognition of compensation cost.

E.	Share Repurchases

In September 2025, the Company’s board of directors authorized a share repurchase program of the Company’s ordinary shares in an aggregate amount of up to $870,000 and with no expiration date. The repurchases commenced in November 2025. Shares purchased under the plan are cancelled subsequent to their purchase, and are no longer outstanding. The cost of repurchased shares is deducted from total shareholders’ equity.

As of December 31, 2025, $734,972 remained available and authorized for repurchases under this program. In 2025, the Company repurchased and subsequently retired 883,913 shares for an aggregate amount of $135,028.

The timing and actual number of shares repurchased under the repurchase program depend on a variety of factors, including price, general business and market conditions, and other investment opportunities. Shares may be repurchased through open market purchases or privately negotiated transactions, including through the use of trading plans intended to qualify under Rule 10b5-1 under the Securities Exchange Act of 1934, as amended.